ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Non-current intangible assets liabilities	$ 254,817		$ 270,563
Interest Rate Swap [Member]
Derivative, notional amount	$ 755,668	$ 5,880,000